Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Commodity Strategy Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,419		$ 8,033	$ 7,809	$ 8,584	$ 7,317	$ 6,194	$ 9,164	$ 13,492	$ 10,445	$ 11,876	$ 11,995
Columbia Commodity Strategy Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		8,540	8,305	9,161	7,832	6,646	9,865	14,561	11,295	12,881	13,052
Columbia Commodity Strategy Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		8,551	8,333	9,202	7,855	6,685	9,921	14,662	11,389	12,989	13,168
Columbia Commodity Strategy Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		8,554	8,336	9,207	7,887	6,722	9,986	14,774	11,477	13,106	13,288
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		9,458	11,116	12,432	12,271	12,937	18,351	17,106	17,252	21,315	24,225
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Accumulated Value	$ 10,000		$ 8,468	$ 8,261	$ 9,171	$ 8,037	$ 6,666	$ 9,747	$ 13,827	$ 10,718	$ 11,892	$ 12,093